Property, Plant and Equipment (Details) - USD ($)		6 Months Ended
	Sep. 19, 2023	Jun. 30, 2025	Sep. 16, 2024	Mar. 04, 2024
Property, Plant and Equipment [Line Items]
Net book value		$ 1,769,221
Net book value		3,067
Depreciation of property, plant and equipment		15,322
Loss of control of canmart		$ 926
Non refundable payment	$ 1,800,000
Share issued (in Shares)	3,519	175,222		1,471
Regulatory authority fee	$ 500,000
Bottom of range [Member]
Property, Plant and Equipment [Line Items]
Additional paid			$ 750,000
Top of range [Member]
Property, Plant and Equipment [Line Items]
Additional paid			$ 1,107,385
THC Cultivation [Member]
Property, Plant and Equipment [Line Items]
Regulatory authority fee	500,000
Hemp cultivation [Member]
Property, Plant and Equipment [Line Items]
Regulatory authority fee	750,000
CBD cultivation [Member]
Property, Plant and Equipment [Line Items]
Regulatory authority fee	750,000
First Option Payment [Member]
Property, Plant and Equipment [Line Items]
Fair value amount	431,149
Second Option Payment [Member]
Property, Plant and Equipment [Line Items]
Fair value amount	600,000
Third Option Payment [Member]
Property, Plant and Equipment [Line Items]
Fair value amount	$ 600,000